Revenue Recognition (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue from Contract with Customer [Abstract]
Increase in deferred revenue			$ 5,690	$ 2,848	$ 8,235	$ 7,162	$ 5,404
Additional invoices					111,000	86,000
Revenue	$ 31,402	$ 24,763	61,937	48,142	102,707	78,813	$ 44,815
Revenue recognized previously deferred	16,400	$ 11,400	22,300	$ 16,600	20,900	$ 14,100
Revenue expected to be recognized	$ 50,900		$ 50,900		$ 42,100
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue expected to be recognized, percentage					91.00%
Revenue, remaining performance obligation, period					12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-07-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue expected to be recognized, percentage	86.00%		86.00%
Revenue, remaining performance obligation, period	12 months		12 months